Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Poland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 33.8%
Alior Bank SA	320,868	$9,085,214
Bank Handlowy w Warszawie SA	52,580	1,489,888
Bank Millennium SA(a)	2,150,258	9,196,579
Bank Polska Kasa Opieki SA	611,154	33,532,763
mBank SA(a)	51,198	14,337,168
Powszechna Kasa Oszczednosci Bank Polski SA	2,882,562	61,119,817
Santander Bank Polska SA	122,079	17,229,136
		145,990,565
Broadline Retail — 5.3%
Allegro.eu SA (a)(b)	2,023,117	17,779,202
Pepco Group NV(c)	684,168	5,019,032
		22,798,234
Capital Markets — 1.2%
XTB SA(b)(c)	261,050	5,050,584
Chemicals — 0.3%
Grupa Azoty SA(a)(c)	271,603	1,403,719
Construction & Engineering — 1.8%
Budimex SA(c)	45,726	7,832,724
Consumer Finance — 1.9%
KRUK SA	63,043	8,231,211
Consumer Staples Distribution & Retail — 5.2%
Dino Polska SA(a)(b)	1,461,598	16,349,664
Zabka Group SA(a)	962,692	6,142,974
		22,492,638
Diversified Telecommunication Services — 2.2%
Cyfrowy Polsat SA(a)(c)	985,756	3,083,704
Orange Polska SA	2,402,841	6,344,557
		9,428,261
Electric Utilities — 5.5%
Enea SA(a)	1,007,589	5,556,007
PGE Polska Grupa Energetyczna SA(a)	3,162,542	8,553,593
Tauron Polska Energia SA(a)	3,750,841	9,747,113
		23,856,713
Entertainment — 3.6%
CD Projekt SA	222,696	15,652,066
Health Care Providers & Services — 0.3%
Diagnostyka SA, NVS	23,915	1,117,652
Hotels, Restaurants & Leisure — 0.3%
AmRest Holdings SE	363,560	1,419,025
Insurance — 8.0%
Powszechny Zaklad Ubezpieczen SA	2,010,148	34,661,056
Security	Shares	Value
Metals & Mining — 7.4%
Grupa Kety SA	34,898	$9,200,011
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	265,157	1,731,892
KGHM Polska Miedz SA(a)	359,537	20,855,442
		31,787,345
Oil, Gas & Consumable Fuels — 11.5%
ORLEN SA	1,925,122	49,572,669
Professional Services — 2.3%
Benefit Systems SA(a)	10,410	10,112,149
Software — 2.3%
Asseco Poland SA	190,579	10,167,095
Specialty Retail — 2.0%
Auto Partner SA	365,130	1,674,894
CCC SA(a)(c)	187,262	6,930,636
		8,605,530
Textiles, Apparel & Luxury Goods — 3.5%
LPP SA	3,294	15,355,442
Total Long-Term Investments — 98.4% (Cost: $382,776,622)		425,534,678
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	20,343,749	20,353,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	1,470,000	1,470,000
Total Short-Term Securities — 5.1% (Cost: $21,824,316)		21,823,921
Total Investments — 103.5% (Cost: $404,600,938)		447,358,599
Liabilities in Excess of Other Assets — (3.5)%		(15,105,193)
Net Assets — 100.0%		$432,253,406

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Poland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,856,314	$497,831 (a)	$—	$1,704	$(1,928)	$20,353,921	20,343,749	$52,423 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,120,000	—	(650,000)(a)	—	—	1,470,000	1,470,000	14,324	—
				$1,704	$(1,928)	$21,823,921		$66,747	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WIG20 Index	477	12/19/25	$7,874	$370,788
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,674,894	$423,859,784	$—	$425,534,678
Short-Term Securities
Money Market Funds	21,823,921	—	—	21,823,921
	$23,498,815	$423,859,784	$—	$447,358,599

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$370,788	$—	$370,788

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares